Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 81	$ 81		$ 7,624	$ 31
Accounts receivable, net				8,904
Inventory				49
Prepaid expenses	130	130		1,396
Total current assets	10,211	10,211		17,973	31
Property and equipment, net				335	14
Deposits	24	24		24	3
Financial assets at fair value	1,965	1,965		1,965
Intangible assets	111,459	111,459		116,646	136,078
Goodwill	176,595	176,595		227,763	149,975
Right-of-use assets	37	37		3,519
Total assets	302,665	302,665		368,225	286,101
Accounts payable	3,406	3,406		36,373	2,475
Accrued expenses	4,337	4,337		20,402	5,860
Due to related parties	305	305		665	398
Note payable	5,207	5,207		4,090	3,667
Notes payable - related parties	446	446		368	172
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively	1,962	1,962		1,358	587
Convertible notes - related parties					864
Shares settled liability for intangible asset				1,000
Profit share liability	1,971	1,971		1,971
Warrant liability - subsidiary	39	39		24	4,528
Derivative liability	389	389		376
Current portion of lease liability	37	37		815
Total current liabilities	41,601	41,601		67,442	18,551
Deferred income taxes	28,679	28,679		30,879	35,000
Other long-term liabilities	1	1		41
Lease liability				2,705
Long term borrowings	55,130	55,130		43,982
Total liabilities	125,411	125,411		145,049	53,551
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of December 31, 2019; aggregate liquidation preference of $462 as of December 31, 2019	463	463		462
Common stock par value $0.0001: 400,000,000 shares authorized; 28,912,500 shares issued and 7,532,776 shares outstanding at December 31, 2019 and 2018, respectively	3	3		3	1
Additional paid-in capital	270,397	270,397		257,002	227,570
Accumulated deficit	(111,593)	(111,593)		(56,123)	(21,763)
Non-controlling interest				22,602
Accumulated other comprehensive loss				(770)
Total stockholders' equity	176,791	176,791	$ 231,656	222,714	232,550	$ (3,099)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	302,665	302,665		368,225	286,101
Revenues, net		7,295		4,271
Total revenues		7,295		4,271
General and administrative		20,203	1,037	13,793	6,746
Amortization of intangible assets		5,217	5,153	20,682	8,209
Impairment of intangible assets				8,598
Depreciation		3	5	83	8
Total operating expenses		25,423	6,195	43,156	14,963
Operating loss		(18,128)	(6,195)	(38,885)	(14,963)
Interest expense and financing costs		(2,581)	(446)	(2,062)	(2,651)
Gain (loss) on deconsolidation of Neway	45,900	(11,919)			1,852
Loss on investments				(8,281)
Foreign currency loss				(18)
Other expense				726
Change in fair value of subsidiary warrant liability		(15)	2,477	4,504	741
Change in fair value of derivative liability		297	128	815	(91)
Change in fair value of Panda interests				(198)
Total other income (expense)		(39,253)	2,159	(4,514)	(243)
Loss before income taxes		(57,381)	(4,036)	(43,399)	(15,206)
Income tax benefit		1,038	1,169	(5,272)	2,114
Net loss		(56,343)	(2,867)	(38,127)	(13,092)
Less: net loss attributable to non-controlling interest		(873)	(599)	3,767	(2,482)
Net loss attributable to controlling interest		(55,470)	(3,466)	(34,360)	(10,610)
Less: Deemed dividend on Series D Preferred stock				(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock		(171)		(589)
Net loss attributable to common stockholders		$ (55,641)	$ (3,466)	(34,958)	(10,610)
Foreign currency translation adjustment				(770)
Comprehensive loss				$ (35,728)	$ (10,610)
Net loss per share attributable to common stockholders Basic and diluted		$ (1.83)		$ (1.57)	$ (2.37)
Weighted average shares outstanding: Basic and diluted		30,338,073		22,286,060	4,481,600
Series A Preferred Stock [Member]
Preferred stock value
Series B Convertible Preferred Stock [Member]
Preferred stock value
Series C Convertible Preferred Stock [Member]
Preferred stock value
Series X Convertible Preferred Stock [Member]
Preferred stock value
Previously Reported [Member]
Cash				7,624
Accounts receivable, net				8,904
Inventory				49
Prepaid expenses				1,396
Total current assets	10,211	10,211		17,973
Property and equipment, net				335
Deposits	24	24		24
Financial assets at fair value	1,965	1,965		1,965
Intangible assets	111,459	111,459		116,646
Goodwill	148,054	148,054		148,054
Right-of-use assets	37	37		3,519
Total assets	274,124	274,124		288,516
Accounts payable				36,373
Accrued expenses				20,402
Due to related parties				665
Note payable				4,090
Notes payable - related parties				368
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively				1,358
Convertible notes - related parties
Shares settled liability for intangible asset				1,000
Profit share liability				1,971
Warrant liability - subsidiary				24
Derivative liability				376
Current portion of lease liability				815
Total current liabilities	41,601	41,601		67,442
Deferred income taxes				30,879
Other long-term liabilities				41
Lease liability				2,705
Long term borrowings				43,982
Total liabilities	125,411	125,411		145,049
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of December 31, 2019; aggregate liquidation preference of $462 as of December 31, 2019	463	463		462
Common stock par value $0.0001: 400,000,000 shares authorized; 28,912,500 shares issued and 7,532,776 shares outstanding at December 31, 2019 and 2018, respectively	3	3		3
Additional paid-in capital	270,397	270,397		257,002
Accumulated deficit	(140,134)	(140,134)		(135,832)
Non-controlling interest				22,602
Accumulated other comprehensive loss				(770)
Total stockholders' equity	148,250	148,250		143,005
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	274,124	274,124		288,516
Revenues, net				4,271
Total revenues				4,271
General and administrative				13,793
Amortization of intangible assets				20,682
Impairment of intangible assets				8,598
Impairment of goodwill				74,441
Depreciation				83
Total operating expenses				117,597
Operating loss		(18,128)		(113,326)
Interest expense and financing costs				(2,062)
Gain (loss) on deconsolidation of Neway		39,249
Loss on investments				(13,549)
Foreign currency loss				(18)
Other expense				726
Change in fair value of subsidiary warrant liability		(15)		4,504
Change in fair value of derivative liability		297		815
Change in fair value of Panda interests				(198)
Total other income (expense)		11,915		(9,782)
Loss before income taxes		(6,213)		(123,108)
Income tax benefit		1,038		(5,272)
Net loss		(5,175)		(117,836)
Less: net loss attributable to non-controlling interest		(873)		3,767
Net loss attributable to controlling interest		(4,302)		(114,069)
Less: Deemed dividend on Series D Preferred stock				(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock		(171)		(589)
Net loss attributable to common stockholders		$ (4,473)		(114,667)
Foreign currency translation adjustment				(770)
Comprehensive loss				$ (115,437)
Net loss per share attributable to common stockholders Basic and diluted		$ (0.15)		$ (5.15)
Weighted average shares outstanding: Basic and diluted		30,338,073		22,286,060
Previously Reported [Member] | Series A Preferred Stock [Member]
Preferred stock value
Previously Reported [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
Previously Reported [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
Previously Reported [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value
Effect of Restatement [Member]
Cash
Accounts receivable, net
Inventory
Prepaid expenses
Total current assets
Property and equipment, net
Deposits
Financial assets at fair value
Intangible assets
Goodwill	28,541	28,541		79,709
Right-of-use assets
Total assets	28,541	28,541		79,709
Accounts payable
Accrued expenses
Due to related parties
Note payable
Notes payable - related parties
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively
Convertible notes - related parties
Shares settled liability for intangible asset
Profit share liability
Warrant liability - subsidiary
Derivative liability
Current portion of lease liability
Total current liabilities
Deferred income taxes
Other long-term liabilities
Lease liability
Long term borrowings
Total liabilities
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of December 31, 2019; aggregate liquidation preference of $462 as of December 31, 2019
Common stock par value $0.0001: 400,000,000 shares authorized; 28,912,500 shares issued and 7,532,776 shares outstanding at December 31, 2019 and 2018, respectively
Additional paid-in capital
Accumulated deficit	28,541	28,541		79,709
Non-controlling interest
Accumulated other comprehensive loss
Total stockholders' equity	28,541	28,541		79,709
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	$ 28,541	28,541		79,709
Revenues, net
Total revenues
General and administrative
Amortization of intangible assets
Impairment of intangible assets
Impairment of goodwill				(74,441)
Depreciation
Total operating expenses				(74,441)
Operating loss				74,441
Interest expense and financing costs
Gain (loss) on deconsolidation of Neway		(51,168)
Loss on investments				5,268
Foreign currency loss
Other expense
Change in fair value of subsidiary warrant liability
Change in fair value of derivative liability
Change in fair value of Panda interests
Total other income (expense)		(51,168)		5,268
Loss before income taxes		(51,168)		79,709
Income tax benefit
Net loss		(51,168)		79,709
Less: net loss attributable to non-controlling interest
Net loss attributable to controlling interest		(51,168)		79,709
Less: Deemed dividend on Series D Preferred stock
Less: Deemed dividend - beneficial conversion feature on preferred stock
Net loss attributable to common stockholders		$ (51,168)		79,709
Foreign currency translation adjustment
Comprehensive loss				$ 79,709
Net loss per share attributable to common stockholders Basic and diluted
Weighted average shares outstanding: Basic and diluted
Effect of Restatement [Member] | Series A Preferred Stock [Member]
Preferred stock value
Effect of Restatement [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
Effect of Restatement [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
Effect of Restatement [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value